LKCM FUNDS

LKCM International Equity Fund

Supplement dated July 30, 2021
To the Prospectus and Summary Prospectus dated May 1, 2021

Effective July 30, 2021, Brittny G. Allred, CFA, is added as a Portfolio Manager for the LKCM International Equity Fund (the “Fund”). Accordingly, effective July 30, 2021, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

1.    On page 29 of the Prospectus and page 7 of the Summary Prospectus, the information regarding portfolio managers for the Fund under the heading “Summary Section–LKCM International Equity Fund–Portfolio Managers” is hereby deleted and replaced with the following:

Name	Title	Experience with the Fund
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since Inception in 2019
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2019
Brittny G. Allred, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since 2021

2.    On page 46 of the Prospectus, under the heading “Management–Portfolio Managers,” the following is added as the seventh paragraph following the paragraph regarding Mason D. King, CFA:

    Brittny G. Allred, CFA, is a member of the investment team responsible for the LKCM International Equity Fund. Ms. Allred joined the Adviser in 2013 and has been a Vice President and Portfolio Manager of the Adviser since 2019 and Principal since 2020. Ms. Allred graduated with a Bachelor of Business Administration in Finance and Bachelor of Science in Economics from Southern Methodist University and a Masters of Business Administration from the University of Texas at Austin.

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LKCM FUNDS

LKCM International Equity Fund

Supplement dated July 30, 2021
To the Statement of Additional Information
dated May 1, 2021

Effective July 30, 2021, Brittny G. Allred, CFA, is added as a Portfolio Manager for the LKCM International Equity Fund (the “Fund”). Accordingly, effective July 30, 2021, the following changes are made to the Fund’s Statement of Additional Information:

1.    On page 38, under the heading “Portfolio Managers,” the information for Brittny G. Allred is hereby added following the row regarding Mason D. King:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brittny G. Allred*	0 $0	0 $0	34 $76 million	0 $0	0 $0	0 $0
*As of June 30, 2021

2.    On page 40, under the heading “Portfolio Managers–Ownership of Securities,” the row pertaining to the Fund is hereby deleted and replaced with the following:

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
International Equity Fund	Mason D. King J. Luther King, Jr. Brittny G. Allred	E F B*
*As of June 30, 2021

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE